Financial Instruments - Information Regarding Aging and Collectability of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Recorded Investment Past Due [Line Items]
Total accounts receivable	$ 8,436	$ 2,198
Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current	7,664
Less allowance for doubtful accounts	11
Total accounts receivable	8,436
Trade Accounts Receivable [Member] | Past due 1 - 30 days [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Accounts receivable, past due	435
Trade Accounts Receivable [Member] | Past due 31 - 60 days [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Accounts receivable, past due	71
Trade Accounts Receivable [Member] | Past due 61 - 90 days [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Accounts receivable, past due	4
Trade Accounts Receivable [Member] | Over 91 days past due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Accounts receivable, past due	$ 273